Disclosure of unused tax losses (Details)	Oct. 31, 2018 USD ($)
Statements Line Items
Non-capital losses	$ 29,092,550
2026 [Member]
Statements Line Items
Non-capital losses	1,826,168
2027 [Member]
Statements Line Items
Non-capital losses	1,535,663
2028 [Member]
Statements Line Items
Non-capital losses	0
2029 [Member]
Statements Line Items
Non-capital losses	2,026,614
2030 [Member]
Statements Line Items
Non-capital losses	4,004,433
2031 [Member]
Statements Line Items
Non-capital losses	1,297,891
2032 [Member]
Statements Line Items
Non-capital losses	1,743,661
2033 [Member]
Statements Line Items
Non-capital losses	1,876,059
2034 [Member]
Statements Line Items
Non-capital losses	3,165,315
2035 [Member]
Statements Line Items
Non-capital losses	3,380,552
2036 [Member]
Statements Line Items
Non-capital losses	3,738,303
2037 [Member]
Statements Line Items
Non-capital losses	2,872,291
2038 [Member]
Statements Line Items
Non-capital losses	1,625,600
Canada [Member]
Statements Line Items
Non-capital losses	24,333,381
Canada [Member] | 2026 [Member]
Statements Line Items
Non-capital losses	1,826,168
Canada [Member] | 2027 [Member]
Statements Line Items
Non-capital losses	1,535,663
Canada [Member] | 2028 [Member]
Statements Line Items
Non-capital losses	0
Canada [Member] | 2029 [Member]
Statements Line Items
Non-capital losses	1,573,852
Canada [Member] | 2030 [Member]
Statements Line Items
Non-capital losses	2,123,536
Canada [Member] | 2031 [Member]
Statements Line Items
Non-capital losses	1,279,365
Canada [Member] | 2032 [Member]
Statements Line Items
Non-capital losses	1,417,868
Canada [Member] | 2033 [Member]
Statements Line Items
Non-capital losses	1,718,596
Canada [Member] | 2034 [Member]
Statements Line Items
Non-capital losses	2,486,226
Canada [Member] | 2035 [Member]
Statements Line Items
Non-capital losses	2,809,651
Canada [Member] | 2036 [Member]
Statements Line Items
Non-capital losses	3,297,284
Canada [Member] | 2037 [Member]
Statements Line Items
Non-capital losses	2,639,572
Canada [Member] | 2038 [Member]
Statements Line Items
Non-capital losses	1,625,600
Other foreign [Member]
Statements Line Items
Non-capital losses	4,759,169
Other foreign [Member] | 2026 [Member]
Statements Line Items
Non-capital losses	0
Other foreign [Member] | 2027 [Member]
Statements Line Items
Non-capital losses	0
Other foreign [Member] | 2028 [Member]
Statements Line Items
Non-capital losses	0
Other foreign [Member] | 2029 [Member]
Statements Line Items
Non-capital losses	452,762
Other foreign [Member] | 2030 [Member]
Statements Line Items
Non-capital losses	1,880,897
Other foreign [Member] | 2031 [Member]
Statements Line Items
Non-capital losses	18,526
Other foreign [Member] | 2032 [Member]
Statements Line Items
Non-capital losses	325,793
Other foreign [Member] | 2033 [Member]
Statements Line Items
Non-capital losses	157,463
Other foreign [Member] | 2034 [Member]
Statements Line Items
Non-capital losses	679,089
Other foreign [Member] | 2035 [Member]
Statements Line Items
Non-capital losses	570,901
Other foreign [Member] | 2036 [Member]
Statements Line Items
Non-capital losses	441,019
Other foreign [Member] | 2037 [Member]
Statements Line Items
Non-capital losses	232,719
Other foreign [Member] | 2038 [Member]
Statements Line Items
Non-capital losses	$ 0